THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:March 31, 2001


Check here if Amendment                    [X]    Amendment Number :       3
                                                                        -------
This Amendment (Check only one.):          [ ]    is a restatement
                                           [X]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
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Address:   712 Fifth Avenue, 42nd Floor
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           New York, NY 10019
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Form 13F File Number:      28-06341
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
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Title:     Chief Financial Officer
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Phone:     212-457-8010
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Signature, Place, and Date of Signing:

/s/ Brian Jackelow                New York, NY                May 13, 2003
--------------------------     --------------------     -----------------------
    (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          ----------------------
Form 13F Information Table Entry Total:      4
                                          ----------------------
Form 13F Information Table Value Total:    41,379               (thousands)
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PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC

                           FORM 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-----------------------  ------------- ---------  --------- ------------------------- ----------  -------- -----------------------
                                                                                                               VOTING AUTHORITY
                           TITLE OF                 VALUE    SHRS OR                  INVESTMENT   OTHER   -----------------------
   NAME OF ISSUER           CLASS        CUSIP      (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGERS   SOLE     SHARED  NONE
-----------------------  ------------- ---------  --------- --------- ------ -------- ----------  -------- ---------  ------  ----
ESG RE LTD                   ORD       G31215109     3,008  1,146,000   SH               DEFINED       1   1,146,000    0       0
G & K SVCS INC               CL A      361268105     4,486    225,000   SH               DEFINED       1     225,000    0       0
GREY GLOBAL GROUP INC    COMMON STOCK  39787M108    23,782     36,700   SH               DEFINED       1      36,700    0       0
MAXWELL SHOE INC             CL A      577766108    10,103    649,200   SH               DEFINED       1     649,200    0       0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.